Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Millions	MXN ($)	USD ($)	Capital Stock [Member] MXN ($)	Legal Reserve [Member] MXN ($)	Retained Earnings [Member] MXN ($)	Unrealized Loss on Equity Investment at Fair Value [Member] MXN ($)	Re-measurement of Defined Benefit Plans [Member] MXN ($)	Cumulative Translation Adjustment [Member] MXN ($)	Revaluation Surplus [Member] MXN ($)	Total Equity Attributable to Equity Holders of the Parent [Member] MXN ($)	Non-controlling Interests [Member] MXN ($)
Beginning balance at Dec. 31, 2021	$ 454,041,726		$ 96,333,432	$ 358,440	$ 447,331,985	$ (6,321,120)	$ (102,507,107)	$ (104,270,295)	$ 58,709,592	$ 389,634,927	$ 64,406,799
Changes in equity
Net profit for the year	81,506,395		0	0	76,159,391	0	0	0	0	76,159,391	5,347,004
Unrealized loss on equity and debt investments at fair value, net of deferred taxes (Note 21)	(4,707,276)		0	0	0	(4,707,276)	0	0	0	(4,707,276)	0
Remeasurement of defined benefit plan, net of deferred taxes (Note 21)	(4,305,716)		0	0	0	0	(4,599,407)	0	0	(4,599,407)	293,691
Effect of translation of foreign entities (Note 21)	(35,114,722)		0	0	0	0	0	(29,222,333)	(1,864,632)	(31,086,965)	(4,027,757)
Revaluation of assets, net of deferred taxes	0									0
Discontinued operations (Note 21)	5,193,281		0	0	0	0	0	5,193,281	0	5,193,281	0
Transfer of assets' revaluation surplus (Note 21)	0		0	0	2,165,706	0	0	0	(2,165,706)	0	0
Total comprehensive income for the year	42,571,962		0	0	78,325,097	(4,707,276)	(4,599,407)	(24,029,052)	(4,030,338)	40,959,024	1,612,938
Dividends declared	(29,880,809)		0	0	(28,000,073)	0	0	0	0	(28,000,073)	(1,880,736)
Repurchase of shares	(26,201,317)		33,469	0	(26,234,786)	0	0	0	0	(26,201,317)	0
Recycling of assets revaluation surplus by spin-off, net of deferred taxes	(79,806)		0	0	35,289,339	0	0	0	(35,289,339)	0	(79,806)
Spin-off effects	(2,582,887)		(1,001,572)	0	(1,581,315)	0	0	0	0	(2,582,887)	0
Other acquisitions of non-controlling interests	(39,596)		0	0	(4,970)	0	0	0	0	(4,970)	(34,626)
Ending balance at Dec. 31, 2022	437,829,273		95,365,329	358,440	505,125,277	(11,028,396)	(107,106,514)	(128,299,347)	19,389,915	373,804,704	64,024,569
Changes in equity
Net profit for the year	80,789,642		0	0	76,110,617	0	0	0	0	76,110,617	4,679,025
Unrealized loss on equity and debt investments at fair value, net of deferred taxes (Note 21)	(967,609)		0	0	0	(967,609)	0	0	0	(967,609)	0
Remeasurement of defined benefit plan, net of deferred taxes (Note 21)	(3,769,565)		0	0	0	0	(3,662,102)	0	0	(3,662,102)	(107,463)
Effect of translation of foreign entities (Note 21)	(41,548,455)		0	0	0	0	0	(36,676,031)	(723,649)	(37,399,680)	(4,148,775)
Revaluation of assets, net of deferred taxes	868,456		0	0	0	0	0	0	497,628	497,628	370,828
Discontinued operations (Note 21)	0									0
Transfer of assets' revaluation surplus (Note 21)	0		0	0	815,693	0	0	0	(815,693)	0	0
Total comprehensive income for the year	35,372,469		0	0	76,926,310	(967,609)	(3,662,102)	(36,676,031)	(1,041,714)	34,578,854	793,615
Dividends declared	(30,912,348)		0	0	(28,946,819)	0	0	0	0	(28,946,819)	(1,965,529)
Repurchase of shares	(14,323,067)		(3,305)	0	(14,319,762)	0	0	0	0	(14,323,067)	0
Recycling of assets revaluation surplus by spin-off, net of deferred taxes	0		0	0	4,911,409	0	0	0	(4,911,409)	0	0
Other acquisitions of non-controlling interests	(6,263,945)		0	0	1,598,873	0	0	0	0	1,598,873	(7,862,818)
Ending balance at Dec. 31, 2023	421,702,382		95,362,024	358,440	545,295,288	(11,996,005)	(110,768,616)	(164,975,378)	13,436,792	366,712,545	54,989,837
Changes in equity
Net profit for the year	27,591,466	$ 1,362	0	0	22,902,025	0	0	0	0	22,902,025	4,689,441
Unrealized loss on equity and debt investments at fair value, net of deferred taxes (Note 21)	3,485,814	172	0	0	0	3,485,814	0	0	0	3,485,814	0
Remeasurement of defined benefit plan, net of deferred taxes (Note 21)	(27,872,099)	(1,375)	0	0	0	0	(27,929,881)	0	0	(27,929,881)	57,782
Effect of translation of foreign entities (Note 21)	62,171,364		0	0	0	0	0	52,680,323	2,418,074	55,098,397	7,072,967
Revaluation of assets, net of deferred taxes	1,659,337	82	0	0	0	0	0	0	945,822	945,822	713,515
Discontinued operations (Note 21)	0	0								0
Transfer of assets' revaluation surplus (Note 21)	0		0	0	816,810	0	0	0	(816,810)	0	0
Total comprehensive income for the year	67,035,882	3,307	0	0	23,718,835	3,485,814	(27,929,881)	52,680,323	2,547,086	54,502,177	12,533,705
Dividends declared	(31,503,566)		0	0	(29,482,507)	0	0	0	0	(29,482,507)	(2,021,059)
Repurchase of shares	(22,740,293)		(5,476)	0	(22,734,817)	0	0	0	0	(22,740,293)	0
Other acquisitions of non-controlling interests	(2,310,084)		0	0	93,428	0	0	0	0	93,428	(2,403,512)
Ending balance at Dec. 31, 2024	$ 432,184,321	$ 21,323	$ 95,356,548	$ 358,440	$ 516,890,227	$ (8,510,191)	$ (138,698,497)	$ (112,295,055)	$ 15,983,878	$ 369,085,350	$ 63,098,971